Equity-accounted Investments - Financial Information of Weichai Ballard (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of joint ventures [line items]
Current assets	$ 864,741	$ 1,028,507
Current liabilities	(70,586)	(73,168)
Carrying amount of investment	13,901	24,026
Net loss	177,716	173,494	[1]
Corporate share of net loss	$ 10,131	$ 11,617	[1]
Weichai Ballard JV
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	49.00%	49.00%
Net assets	$ 16,607	$ 27,895
Carrying amount of investment	13,901	24,026		$ 28,982
Corporate share of net loss	9,931	11,599
Weichai Ballard JV | Weichai Ballard JV
Disclosure of joint ventures [line items]
Current assets	63,023	80,088
Non-current assets	132	2,618
Current liabilities	(29,265)	(23,460)
Non-current liabilities	0	(2,314)
Net assets	33,890	56,932
Incorporation costs	324	324
Elimination of unrealized profit on downstream sales, net of sale to third party	(3,030)	(4,193)
Carrying amount of investment	13,901	24,026
Revenue	12,705	6,476
Net loss	20,268	23,672
Corporate share of net loss	$ 9,931	$ 11,599

[1]	Comparative information has been restated due to a discontinued operation (note 7).